EXCHANGEABLE NOTES AND OTHER BORROWINGS	12 Months Ended
Dec. 31, 2020
Borrowings [abstract]
EXCHANGEABLE NOTES AND OTHER BORROWINGS
25.	EXCHANGEABLE NOTES AND OTHER BORROWINGS

The carrying value of exchangeable senior notes and other borrowings is as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Exchangeable senior notes	82,664	82,021
Other borrowings	31	-
Total value of embedded derivatives – liability	1,370	4

Total non-current liabilities	84,065	82,025

Exchangeable senior notes

The Group issued US$115,000,000 of exchangeable senior notes in 2015, which will mature on April 1, 2045, subject to earlier repurchase, redemption or exchange. The notes are senior unsecured obligations and accrue interest at an annual rate of 4%, payable semi-annually in arrears on April 1 and October 1 of each year, beginning on October 1, 2015.

The notes are convertible into ordinary shares of the parent entity at the applicable exchange rate, at any time prior to the close of business on the second business day immediately preceding the maturity date, at the option of the holder, or repayable on April 1, 2045. The conversion rate is 47.112 ADSs per $1,000 principal amount of notes, equivalent to an exchange price of approximately $21.88 per ADS. The exchange rate is subject to adjustment upon the occurrence of certain events, but will not be adjusted for any accrued and unpaid interest. The notes include a number of non-financial covenants, all of which were complied with at December 31, 2020.

In August 2018, the Group purchased US$15,100,000 of the exchangeable notes, at a rate of 79.75 cents in the Dollar. The amount paid was US$12,042,000 plus accrued interest of US$205,000. The gain on the purchase was US$463,000 and this was shown within selling, general and administrative expenses in the statement of operations for the year ended December 31, 2018. The nominal amount of the debt after the purchase is US$99,900,000.

The movement in the Exchangeable senior notes is as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Balance at 1 January	82,021	81,382
Accretion interest (Note 8)	643	639

	82,664	82,021

Embedded derivatives

The notes include a number of put and call options, and these embedded derivatives are measured at fair value through the Consolidated Statement of Operations. The first date on which holders can exercise their put option is April 1, 2022. If the put option is exercised, the issuer has to repurchase the notes at par. The exchangeable notes are treated as a host debt instrument with embedded derivatives attached. On initial recognition, the host debt instrument is recognised at the residual value of the total net proceeds of the bond issue less fair value of the embedded derivatives. Subsequently, the host debt instrument is measured at amortised cost using the effective interest rate method.

The embedded derivatives are summarised as follows:

	December 31, 2020 US$’000	December 31, 2019 US$’000
Non-current assets
Exchangeable note bond call option	150	-

Non-current liabilities
Exchangeable note equity conversion option	1,370	4
Exchangeable note bond put option	-	-

	1,370	4

Total value of embedded derivatives – net liability	1,220	4

Financial expense in the consolidated statement of operations for the year includes US$1,216,000 (2019 financial income: US$233,000) arising from the revaluation of embedded derivatives at fair value at December 31, 2020.

This liability will accrete back to its nominal value of US$99,900,000 at the end of the full term of the debt maturity in 2045 using an effective interest rate methodology. Financial expense in the consolidated statement of operations for the year includes US$643,000 (2019: US$639,000) of accretion interest.

Other borrowings

Other borrowings relates to an interest-free loan received under the Canada Emergency Business Account (“CEBA”). The CEBA loans were provided by the Canadian Government to mitigate the financial impact of the Covid-19 outbreak. This interest-free loan is repayable by December 31, 2022.